Commitments and Contingencies	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitment and Contingencies
As of September 30, 2017, our contractual obligations and commitments consisted principally of debt repayments, future minimum payments under non-cancelable time chartered-in agreements and future minimum purchases under non-cancelable purchase agreements. Other than the following, there have been no significant changes to such arrangements and obligations since December 31, 2016.
Reinstatement of Debt Amortization
During 2016, we entered into agreements with certain of our lenders to, among other things; defer future principal repayments under certain of our loan agreements.  In July 2017, we reached agreements with such lenders whereby principal repayments on our debt totaling $45.4 million that were previously deferred would be reinstated to their original form.  Under these agreements in principal, were required to make principal payments of approximately $7.3 million in the third quarter of 2017 and will be required to make quarterly principal payments ranging from $1.0 million to$4.5 million per quarter from the fourth quarter of 2017 through the fourth quarter of 2020. Please also see Note 10, Debt, for additional information.
Capital Commitments
All financial obligations related to our Newbuilding Program have been satisfied. We no longer have any obligations to any shipyard.
During the third quarter of 2017, the Company entered into an agreement with an unaffiliated third party to acquire six Chinese built Ultramax dry bulk vessels for $142.5 million in the aggregate. Three of the vessels were built in 2015, one was built in 2016, and two were built in 2017. The acquisition, including the delivery of such vessels and the payment of the purchase price in full is expected to occur during the fourth quarter of 2017.
Time Chartered-in Vessels
The Company has time chartered-in one Ultramax dry bulk vessel. The terms of this contract is summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Ultramax	2017	62,100	Japan	$10,125	30-Sep-19
Aggregate TC DWT		62,100

Future minimum obligations under non-cancelable time charter-in agreements are $7.4 million